NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - Participating non-controlling interests – in operating subsidiaries - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of subsidiaries [line items]
Beginning Balance			$ 10,508
Net income (loss)	$ (37)	$ 1	(47)	$ 2
Ending Balance	10,368		10,368
Total
Disclosure of subsidiaries [line items]
Beginning Balance			10,508
Net income (loss)			(47)
Other comprehensive income (loss)			201
Capital contributions			157
Distributions			(452)
Other			1
Ending Balance	10,368		$ 10,368
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Beginning Balance			$ 44
Net income (loss)			(1)
Other comprehensive income (loss)			(9)
Capital contributions			0
Distributions			0
Other			(1)
Ending Balance	33		33
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance			2,011
Net income (loss)			14
Other comprehensive income (loss)			(169)
Capital contributions			0
Distributions			(18)
Other			(3)
Ending Balance	1,835		$ 1,835
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance			$ 2,986
Net income (loss)			(26)
Other comprehensive income (loss)			47
Capital contributions			0
Distributions			(127)
Other			(3)
Ending Balance	2,877		$ 2,877
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Beginning Balance			$ 842
Net income (loss)			(45)
Other comprehensive income (loss)			114
Capital contributions			0
Distributions			0
Other			1
Ending Balance	912		$ 912
Isagen institutional partners
Disclosure of subsidiaries [line items]
Interests held by third parties			53.00%
Beginning Balance			$ 3,447
Net income (loss)			29
Other comprehensive income (loss)			299
Capital contributions			0
Distributions			(274)
Other			0
Ending Balance	3,501		$ 3,501
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Beginning Balance			$ 22
Net income (loss)			0
Other comprehensive income (loss)			2
Capital contributions			0
Distributions			0
Other			0
Ending Balance	24		$ 24
The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
Beginning Balance			$ 125
Net income (loss)			12
Other comprehensive income (loss)			8
Capital contributions			0
Distributions			(3)
Other			0
Ending Balance	142		$ 142
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties			19.00%
Beginning Balance			$ 193
Net income (loss)			(21)
Other comprehensive income (loss)			6
Capital contributions			0
Distributions			0
Other			0
Ending Balance	178		178
Other
Disclosure of subsidiaries [line items]
Beginning Balance			838
Net income (loss)			(9)
Other comprehensive income (loss)			(97)
Capital contributions			157
Distributions			(30)
Other			7
Ending Balance	$ 866		$ 866
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			24.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%